CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY (Parenthetical) ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
Statement of Stockholders' Equity [Abstract]
Stock Issuance Costs	¥ 31,791